Financial Risk Management - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Trading assets and investment securities based on the external rating system	¥ 247,637,992	¥ 248,268,034
VaR holding period	1 day
VaR confidence interval percentage	99.00%
BPV movement in interest rates	0.01%
VaR observation period	4 years
Threshold percentage applied by FSA	15.00%
Ratio of decline in the economic value of equity to Tier 1 capital	4.20%
Total capital requirement on full implementation	8.00%
Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Permitted level of percentage for reducing strategic equity investments	100.00%
Before adoption of Basel III [Member]
Disclosure of detailed information about financial instruments [line items]
Minimum Common Equity Tier 1 capital requirement	2.00%
Minimum Tier 1 capital requirement	4.00%
Basel III [Member]
Disclosure of detailed information about financial instruments [line items]
Minimum Common Equity Tier 1 capital requirement	4.50%
Total minimum Common Equity Tier 1 capital ratio on full implementation	7.00%
Minimum Tier 1 capital requirement	6.00%
Minimum Tier 1 capital requirement on full implementation	8.50%
G-SIB surcharge on full implementation	1.00%
G-SIB surcharge phase-in arrangements	0.75%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements	4.50%
Basel III [Member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	2.50%
Total capital requirement on full implementation	10.50%
Countercyclical buffer	2.50%
G-SIB surcharge on full implementation	2.50%
Basel III [Member] | Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	0.625%
Total capital requirement on full implementation	8.00%
Countercyclical buffer	0.00%
G-SIB surcharge on full implementation	1.00%
Sumitomo mitsui banking corporation [member]
Disclosure of detailed information about financial instruments [line items]
Ratio of decline in the economic value of equity to Tier 1 capital	4.80%
Outlier ratio for decrease in economic value of bank		1.50%
Sumitomo mitsui banking corporation [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	5 years
Sumitomo mitsui banking corporation [member] | Daily average [Member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	2 years 6 months
Sumitomo mitsui banking corporation [member] | Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Economic value threshold of bank decline of total capital where the bank would fall into the category of "outlier bank"		20.00%
VaR for Non-trading Activity - Strategic Equity Investment [Member]
Disclosure of detailed information about financial instruments [line items]
VaR holding period	1 year
VaR observation period	10 years
Impaired [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 509,482	¥ 696,237
External credit grades [member]
Disclosure of detailed information about financial instruments [line items]
Trading assets and investment securities based on the external rating system	19,025,234	18,220,074
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Trading assets and investment securities based on the external rating system	14,282,706	12,123,770
Available-for-sale financial assets [member] | External credit grades [member]
Disclosure of detailed information about financial instruments [line items]
Trading assets and investment securities based on the external rating system	14,282,706	12,123,770
Available-for-sale financial assets [member] | External credit grades [member] | Impaired [Member]
Disclosure of detailed information about financial instruments [line items]
Trading assets and investment securities based on the external rating system	154	526
Loans and advances past due but not impaired [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 163,902	¥ 167,159